Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MOSAIC IMMUNOENGINEERING, INC.
Entity Central Index Key	0000836564
Entity Tax Identification Number	84-1070278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1537 South Novato Blvd
Entity Address, Address Line Two	#5
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94947
City Area Code	(657)
Local Phone Number	208-0890
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false